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                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                Small Cap Fund
                          Small/Mid Cap Equity Fund

                        Supplement Dated May 26, 2004
          To The Class A Shares Prospectus Dated September 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE TO THE SMALL CAP FUND'S MARKET CAPITALIZATION RANGE

The Prospectus is hereby amended and supplemented to reflect a change in the market capitalization range of portfolio securities invested in by the Small Cap Fund (the "Fund") from a specific dollar amount to a range reflecting the market capitalization of securities included in the Frank Russell 2000 Index. Accordingly, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Fund" is hereby deleted and replaced with the following:

         Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity) and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on revenue and earnings growth and other factors). The Fund's portfolio is diversified as to issuers and industries.

CHANGE IN SUB-ADVISERS FOR SMALL/MID CAP EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small/Mid Cap Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," under the sub-section entitled "Small/Mid Cap Equity Fund" the following paragraph relating to Integrity Asset Management, LLC is hereby added:

         INTEGRITY ASSET MANAGEMENT, LLC: Integrity Asset Management, LLC (Integrity), located at 9900 Corporate Campus Drive, Suite 3000, Louisville, Kentucky 40223, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at Integrity manages the portion of the Small/Mid Cap Equity Fund's assets allocated to Integrity.

There are no changes to the other sub-advisers of the Small/Mid Cap Equity Fund.

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                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                Small Cap Fund

                         Supplement Dated May 26, 2004
             to the Class T Shares Prospectus Dated September 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS T SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE TO THE SMALL CAP FUND'S MARKET CAPITALIZATION RANGE

The Prospectus is hereby amended and supplemented to reflect a change in the market capitalization range of portfolio securities invested in by the Small Cap Fund (the "Fund") from a specific dollar amount to a range reflecting the market capitalization of securities included in the Frank Russell 2000 Index. Accordingly, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Fund" is hereby deleted and replaced with the following:

         Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity) and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on revenue and earnings growth and other factors). The Fund's portfolio is diversified as to issuers and industries.

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             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                       SEI INSTITUTIONAL INVESTMENTS TRUST
                                 SMALL CAP FUND
                            SMALL/MID CAP EQUITY FUND

                          SUPPLEMENT DATED MAY 26, 2004
 TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED SEPTEMBER 30, 2003, AS
                    AMENDED AND SUPPLEMENTED FEBRUARY 6, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGE TO THE SMALL CAP FUND'S MARKET CAPITALIZATION RANGE

     The SAI is hereby supplemented to reflect a change in the market capitalization range of portfolio securities invested in by the Small Cap Fund (the "Fund") from a specific dollar amount to a range reflecting the market capitalization of securities included in the Frank Russell 2000 Index. Accordingly, in the section entitled "Investment Objectives and Policies", the sub-section for the Fund on page S-5 is hereby deleted and replaced with the following:

          SMALL CAP FUND - The investment objective of the Small Cap Fund is capital appreciation.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of smaller companies. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, or in equity securities of larger companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and REITs, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

CHANGE IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Small/Mid Cap Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph relating to Integrity Asset Management, LLC is hereby added:

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          INTEGRITY ASSET MANAGEMENT, LLC - Integrity Asset Management, LLC
     ("Integrity") serves as a Sub-Adviser for a portion of the assets of the Small/Mid Cap Equity Fund. Integrity was founded in 2003 and is wholly-owned by its employees.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE